Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 1,523,783	$ 823,004
Property, plant and equipment	6,304,897	3,641,865
Intangible assets	51,103	48,401
Canada
Segment Reporting Information [Line Items]
Revenue	73,406	75,857
Property, plant and equipment	453,323	415,783
Intangible assets	27,624	27,276
United States
Segment Reporting Information [Line Items]
Revenue	1,450,377	747,147
Property, plant and equipment	5,851,574	3,226,082
Intangible assets	$ 23,479	$ 21,125